Segment Reporting - Disclosure of Detailed Information about EBITDA for Each Segment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ (159,002)	S/ 557,299	S/ 572,303
Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	2,885	19,243	119,987
Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	355,296	411,502	300,935
Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	76,239	240,991	177,286
Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	(1,077,259)	(27,803)	125,938
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 483,837	S/ (86,634)	S/ (151,843)